Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of share-based payments expense
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Employees and directors share-based payments	$3,239,727	$76,224	$3,360,917	$147,652

	December 31,	December 31,
	2017	2016
Employees and directors share-based payments	$1,305,829	$319,718

Schedule of stock option activity
			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.20	2.99	0.02
Granted	-	-
Exercised	(70,000)	1.99
Expired	(9,999)	1.58
Forfeited	-	-
Outstanding at June 30, 2018	1,773,392	3.26	4.55	0.02
Vested and expected to vest as of June 30, 2018	1,773,392	3.26	4.55	0.02
Options exercisable at June 30, 2018 (vested)	1,682,559	3.34	4.30	0.02

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding at January 1, 2017	2,101,428	$2.42	4.59	$-
Granted	733,200	4.34
Exercised	(258,455)	1.83
Expired	(89,731)	3.22
Forfeited	(633,051)	2.81
Outstanding at December 31, 2017	1,853,391	$3.20	2.99	$0.02
Vested and expected to be vested as of December 31, 2017	1,853,391	$3.20	2.99	$0.02

Options exercisable at December 31, 2017 (vested)	1,662,591	$3.19	4.38	$0.03

Schedule of assumptions used to estimate the fair values of the share options
	December 31,	December 31,
	2017	2016
Expected term	5.4 ~5.9 years	1.7 ~5.9 years
Expected volatility	55% ~ 85%	55% ~ 70%
Expected dividend yield	0%	0%
Risk free interest rate	2.04% ~2.29%	0.54% ~1.35%

Schedule of warrants outstanding and exercisable
	June 30,	December 31,
	2018	2017
	Number of	Number of
	Warrants	Warrants
Warrants Outstanding	Outstanding and Exercisable	Outstanding and Exercisable	Exercise Price	Expiration Date

2014 Broker Warrants (Series E Financing)	403,714	703,714	$1.75	01/31/19
2016 Warrants to SSS	-	1,818,182	$2.75	03/28/18
	403,714	2,521,896

	2017	2016
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2012 August Financing Warrants (i)	-	536,250	$1.50	08/30/17
2013 Broker Warrants (Series D Financing)	-	228,571	$1.75	07/05/18
2013 Broker Warrants (Convertible Note)	-	114,285	$1.75	11/04/18
2014 Broker Warrants (Series E Financing)	703,714	1,085,714	$1.75	01/31/19
2016 Warrants to SSS (Note 12)	1,818,182	1,818,182	$2.75	03/28/18
	2,521,896	3,783,002

(i)	The warrants are classified as derivative liabilities as disclosed in Note 11.

Schedule of summary of restricted shares
	Shares	Weighted-average fair value
Restricted shares outstanding at January 1, 2018	109,586	1.92
Granted	1,342,743	2.58
Forfeited	(57,000)	2.02
Vested	(1,264,743)	2.57
Restricted shares outstanding at June 30, 2018	130,586	2.39

	Shares	Weighted-average fair value
Restricted shares outstanding at January 1, 2017	228,550	$1.75
Granted	417,953	2.21
Forfeited	(401,249)	2.02
Vested	(135,668)	2.24
Restricted shares outstanding at December 31, 2017	109,586	1.92